INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
INVESTMENT PROPERTIES	. INVESTMENT PROPERTIES
The Company’s investment properties are located in Colombia, Peru and Costa Rica, and they are primarily measured using Level 3 inputs from the IFRS fair value hierarchy. The values, determined by the independent appraisers, are recognized as the fair value of the Company’s investment property at the end of each reporting period. Gains or losses arising from changes in fair values are included in the consolidated statement of profit or loss and other comprehensive income (loss) in the period in which they arise. For the years ended December 31, 2024, 2023 and 2022, the Company recorded a gain of $32,347,462, $20,151,026 and $3,525,692, respectively.
As of December 31, 2024, and 2023, all the owned investment properties are guaranteeing the Company’s debt.
As of December 31, 2024, and 2023, the fair market value (“FMV”) of investment properties were as follows:

	FMV as of December 31, 2024	FMV as of December 31, 2023

Land bank:
Land bank under right-of-use
Peru	$16,691,019	$619,976
Sub-total	16,691,019	619,976
Owned land bank
Colombia	23,851,330	24,100,446
Sub-total	23,851,330	24,100,446
Total Land Bank	$40,542,349	$24,720,422
Properties under development:
Properties under right-of-use
Peru	$21,798,170	$12,260,000
Sub-total	21,798,170	12,260,000
Owned properties
Peru	—	22,230,781
Costa Rica	—	10,891,000
Sub-total	—	33,121,781
Total properties under development	$21,798,170	$45,381,781
Operating Properties
Owned properties
Colombia	$109,065,873	$106,957,000
Peru	123,017,512	92,239,857
Costa Rica	260,094,960	244,873,221
Total operating properties	$492,178,345	$444,070,078
Total operating properties and properties under development	$513,976,515	$489,451,859
Total	$554,518,864	$514,172,281
There were no transfers between Levels 1, 2 or 3 during the years ended December 31, 2024 and 2023.
The independent appraiser holds a recognized and relevant professional qualification and has recent experience of the location and category of the investment properties being valued. The valuation models are in accordance with the guidance recommended by the International Valuation Standards Committee. These valuation models are consistent with the principles in IFRS 13, Fair Value Measurement ("IFRS 13").
In evaluating the fair value of investment property held as a right-of-use asset under a lease agreement, the Company adds back the recognized lease liability as part of the fair value of the investment property, to prevent double counting of the lease liabilities that are separately recognized in accordance with IAS 40:50(d). As of December 31, 2024, the Company added back lease liabilities of $13,309,189 into the carrying value of the investment properties held as right-of-use assets in Peru. Refer to Note 15 for details.
Disclosed below is the valuation technique used to measure the fair value of investment properties, along with the significant unobservable inputs used.
Valuation Techniques - This fair value measurement is considered Level 3 of the fair value hierarchy, except where otherwise noted below.
–Operating Properties - The valuation model considers a combination of the present value of net cash flows to be generated by the property, the direct capitalization of the net operating income, and the replacement cost to construct a similar property.
i.The present value of net cash flows generated by the property takes into account the expected rental growth rate, vacancy periods, occupancy rate, lease incentive costs such as rent-free periods and other costs not paid by tenants. The expected net cash flows are discounted using risk adjusted discount rates. Among other factors, the discount rate estimation considers the quality of a building and its location, tenant credit quality and lease terms.
ii.The direct capitalization method: this method involves capitalizing a fully leased net operating income estimate by an appropriate yield. This approach is best utilized with stabilized assets, where there is little volatility in the net income and the growth prospects are also stable. It is most commonly used with single tenant investments or stabilized investments. involves capitalizing the property net operating income at a market capitalization rate. The net operating income is determined by using the property Effective Gross Income (EGI) net of operating expenses. The EGI is determined by the property’s Potential Gross Income (PGI) through analysis of the property actual historic income and an analysis of competitive current market income rates and deducting the PGI with an estimate for vacancy and collection.
iii.The cost approach: the cost approach involves the estimation of the replacement cost of the building and site improvements that a prudent and rational person would pay no more for a property than the cost to construct a similar and competitive property - assuming no undue delay in the process.
–Properties Under Development - The valuation model considers the present value of net cash flows, direct capitalization, and the cost approaches adjusted by the net present value of the cost to complete and vacancy in the properties under construction.
–Land Bank - The valuation model used for the land portfolio is a combination of income approach, sales comparison approach (or market approach), cost approach, residual land value approach and the discounted cash flow method. For undeveloped land, the market approach is used. For land that is under development, the market approach is used in conjunction with the cost approach and residual land value approach, and the discounted cash flow approach, to determine the fair value of the finished lots.
i.Income approach: this approach estimates the present value of future income streams through a capitalization or discounting process. To value a leased fee estate, the analysis focuses on lease contracts that outline the lease term, rent levels, and expense responsibilities (with modified gross leases being the most common). Other important factors include rent escalation clauses and expense stop provisions. The start and end dates of the contract define the income over a set period, along with provisions for renewal options and associated rent terms. Some leases specify future rents in advance, while others adjust based on an index or a market rent estimate by a qualified appraiser.
ii.The sales comparison approach: this approach compares sales or listing of similar properties with the subject property using the price per square foot (Level 2 input). This approach is given supporting weight in this analysis because of the well-supported range of value within this approach and the likelihood that the subject could be purchased by an owner-user.
iii.The cost approach: this approach is based on the principle of substitution that a prudent and rational person would pay no more than the cost to construct a similar property. This approach generally considers estimated replacement cost of the land and the site improvements (e.g., infrastructure) and estimated depreciation accrued to the improvements (Level 2 input).
iv.The residual land value approach: this approach involves residual amount after deducting all known or anticipated costs required to complete the development from the anticipated value of the project when completed after consideration of the risks associated with the completion of the project (Level 2 input).
Significant Inputs as of December 31, 2024 and 2023 —

Property	Fair value hierarchy	Valuation techniques	Significant unobservable inputs	Value	Relationship of unobservable inputs to fair value
Operating Properties	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2024: 7.9% 2023: 7.9%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2024: 10.6% 2023: 10.8%	The higher the risk adjusted discount rate, the lower the fair value.
			Occupancy rate	2024: 98.2% 2023: 98.2%	The higher the occupancy rate, the higher the fair value.
		Direct capitalization method	Occupancy rate	2024: 98.2% 2023: 98.2%	The higher the occupancy rate, the higher the fair value.
			Going in stabilized capitalization rate	2024: 7.8% 2023: 7.9%	The higher the stabilized capitalization rate, the lower the fair value
Properties Under Development	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2024: 10.5% 2023: 8.1%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2024: 10.7% 2023: 10.8%	The higher the risk adjusted discount rate, the lower the fair value.
			Occupancy rate	2024: 96.0% 2023: 97.7%	The higher the occupancy rate, the higher the fair value.
		Direct capitalization method	Occupancy rate	2024: 96.0% 2023: 97.7%	The higher the occupancy rate, the higher the fair value.
			Going in stabilized capitalization rate	2024: N/A 2023: 8.0%	The higher the stabilized capitalization rate, the lower the fair value
Land Bank	Level 3	Income approach	Risk adjusted residual capitalization rate	2024: 10.0% 2023: 7.8%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2024: 14.9% 2023: 11.8%	The higher the risk adjusted discount rate, the lower the fair value.
Fair value sensitivity:
The following table presents a sensitivity analysis to the impact of 10 basis points (“bps”) increase or decrease of the discount rates and exit cap rate and the aggregated impact of these two on fair values of the investment properties - land and buildings representing leased land and buildings valued using the discounted cash flows and direct capitalization method as of December 31, 2024 and 2023:

	2024
	Impact of+10 bps on exit cap rate	Impact of+10 bps on discount rate	Impact of+10 bps on exit cap rate and discount rate
Building and land (decrease)	$(3,058,824)	$(3,403,144)	$(6,375,750)
	Impact of-10 bps on exit cap rate	Impact of-10 bps on discount rate	Impact of-10 bps on exit cap rate and discount rate
Building and land increase	$3,058,824	$3,403,144	$6,375,750

	2023
	Impact of+10 bps on exit cap rate	Impact of+10 bps on discount rate	Impact of+10 bps on exit cap rate and discount rate
Building and land (decrease)	$(2,987,585)	$(3,356,702)	$(6,264,419)
	Impact of-10 bps on exit cap rate	Impact of-10 bps on discount rate	Impact of-10 bps on exit cap rate and discount rate
Building and land increase	$2,987,585	$3,356,702	$6,264,419
The reconciliations of investment properties for the years ended December 31, 2024, 2023 and 2022, were as follows:

	2024	2023	2022

Beginning balance	$514,172,281	$449,036,633	$428,275,741
Additions	27,009,666	33,704,768	47,774,104
Disposal of investment property	—	(17,634,208)	(9,273,000)
Gain on valuation of investment properties	32,347,462	20,151,026	3,525,692
Foreign currency translation effect	(19,010,545)	28,914,062	(21,265,904)
Ending balance	$554,518,864	$514,172,281	$449,036,633
Investment Properties Acquisitions —
There were no acquisition activities during the years ended December 31, 2024, 2023 and 2022.
Investment Properties Dispositions —
On November 24, 2023, the Company closed the sale of its investment property, Latam Parque Logistico Calle 80 Building 500A (with a carrying value of USD 17,634,208 as of closing), to a third party for consideration of COP 79,850,000,000 (equivalent of USD 19,512,112 as of closing). Of the total consideration, COP 33,829,392,065 (equivalent of USD 8,266,536 as of closing) was transferred directly to Itaú Unibanco Holding S.A. ("Itaú") to settle the liabilities directly associated with the investment property. The remaining consideration is expected to be received within fifteen months after closing, through six installment payments. The Company received the first installment payment of COP 11,505,151,984 (equivalent of USD 2,778,063 as of the payment date) in October 2023. The Company received the second, third, fourth, and fifth installment payments for a total of COP 16,107,212,777 (equivalent of USD 4,548,417 as of the payment dates) in February, May, and August, and November 2024, respectively, and expects to receive the remaining in 2025. The total future installments were discounted by an implicit rate estimated based on certain Level 2 inputs discussed in Note 2 resulting in the receivable from the sale of investment properties of $3,589,137 and $8,219,898 as of December 31, 2024 and 2023, respectively. The discount on total installments would be subsequently accreted back over the time over the remaining payment term. During the year ended December 31, 2023, the Company recognized a gain on sale of investment property of $1,165,170 included in gain (loss) on sale of investment properties in the statements of profit or loss and other comprehensive income (loss). Additionally, the Company recognized interest income of $701,159 and $98,989 included in other income in the statements of profit or loss and other comprehensive income (loss) for the years ended December 31, 2024 and 2023, respectively.
In accordance with the purchase and sale agreement, the deferred cash payments will be paid to the Company in the upcoming installment based on the following schedule:

Consideration
Installment payment due in February 2025	$3,653,133
Discount on future payments	(63,996)
Total remaining consideration, net of discount	$3,589,137
Receivables from the sale of investment properties - short term	$3,589,137
During the year ended December 31, 2022, The Company sold two of its investments Properties with a carrying amount totaling $9,273,000 and received net proceeds of $8,874,753 related to the companies Latam Logistic Propco Bodegas San Joaquin S de R.L. and Latam Logistic Propco Lagunilla I S de R.L. The Company recognized a loss on sale of investment property of $398,247.
There were no disposition activities during the year ended December 31, 2024.
Disposition of Asset Held for Sale (Previously Classified as Investment Properties) —
During the year ended December 31, 2021, the Company engaged in an active sale negotiation for the sale of certain land lot with a third-party buyer. The land lot held for sale was part of a land lot that is owned by LatAm Parque Logistico San José - Verbena partnership, within the Costa Rica segment.
On May 21, 2021, the Company signed on behalf of LatAm Parque Logistico San José - Verbena partnership, the purchase and sale agreement for the sale of the fully serviced land parcel for $4,000,000. In accordance with the purchase and sale agreement, the consideration will be paid in three installments based on the following schedule:

	Amount
1st Installment Payment	$1,200,000	Upon the signing of the Purchase and Sale Agreement.
2nd Installment Payment	1,200,000	Upon conclusion of land infrastructure work.
3rd Installment Payment	1,600,000	Upon title transfer of the property to the buyer.
	$4,000,000
On May 24, 2021, the Company, through LatAm Parque Logistico San José - Verbena partnership, received the first installment payment of $1,200,000 from the buyer. The Company received the second installment of $1,200,000 on January 27, 2022 upon the conclusion of the land infrastructure work. Although the Company initially anticipated the sale to be completed within one year from the agreement execution date, unforeseen administrative delays related to title transfer arose, thereby extending the expected sale duration beyond one year. These delays were triggered by events or circumstances beyond the Company’s control. The sale subsequently closed on April 23, 2023 upon the transfer of the property title and the receipt of the third installment payment of $1,600,000.
The Company recognized a gain on sale of asset held for sale of $1,022,853 during the year ended December 31, 2023.